Loans payable - Promissory Notes (Details)				3 Months Ended		9 Months Ended
	Oct. 03, 2024 USD ($) $ / shares shares	Aug. 15, 2023 USD ($)	Jul. 14, 2022 USD ($) ITEM	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Day $ / shares	Sep. 30, 2023 USD ($)	Nov. 06, 2024 USD ($)	Oct. 15, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 13, 2023 USD ($)	Aug. 28, 2023 USD ($)	Feb. 03, 2023 USD ($)
Loans payable
Aggregate principal amount	$ 5,106,599							$ 5,106,599	$ 5,106,599		$ 6,505,000		$ 750,000
Common Stock [Member] | Convertible Subordinated Debt [Member]
Loans payable
Debt instrument - Conversion price per share | $ / shares	$ 0.078
Subordinated convertible notes, common shares | shares	134,667,522
Subordinated convertible notes, common per shares | $ / shares	$ 0.078
2023 Notes
Loans payable
Number of promissory notes assumed | ITEM			2
Carrying amount of Madryn Credit Agreement				$ 7,591,771		$ 7,591,771				$ 6,796,861
Interest expense				272,687	$ 56,354	794,911	$ 70,107
Repayment of notes				0	0	$ 0	0
2023 Notes | Officers
Loans payable
Aggregate principal amount												$ 60,000	60,000
2023 Notes | Shareholders
Loans payable
Aggregate principal amount													$ 690,000
2023 Notes | Success TMS Acquisition
Loans payable
Aggregate principal amount			$ 200,000
Interest rate (in %)			5.00%
Debt instrument fair value - Measurement Input			12.00%
Convertible Subordinated Debt [Member]
Loans payable
Aggregate principal amount		$ 500,000
Minimum conversion price percentage (in %)						85.00%
Volume weighted average trading days | Day						30
Financing costs incurred during the year		$ 42,105				$ 184,755
Amortization of deferred financing costs				8,160	10,034	23,331	10,034
Interest expense				129,600	$ 44,282	377,927	$ 44,282
Repayment of notes				$ 0		$ 0
Convertible Subordinated Debt [Member] | Minimum
Loans payable
Debt instrument - Conversion price per share | $ / shares				$ 0.078		$ 0.078
Subordinated convertible notes, common per shares | $ / shares				$ 0.078		$ 0.078
Convertible Subordinated Debt [Member] | Maximum
Loans payable
Number of shares to be issued on conversion						200,000,000